Schedule of Business Acquisitions, by Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Business Acquisitions, by Acquisition:
Schedule of Fisher I Property
Proved developed and undeveloped oil and gas properties	$2,358,483
Asset retirement obligation	(62,255)
Total Identifiable Net Assets	$2,296,228

Schedule of Miocene Property

The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Assets Acquired
Accounts receivable	$52,278
Proved developed and undeveloped oil and gas properties	1,810,662
Liabilities Assumed
Accounts payable	(32,181)
Asset retirement obligation	(39,594)
Total Identifiable Net Assets	$1,791,165

Schedule of Fisher II Property

The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$1,915,152
Asset retirement obligation	(167,392)
Total Identifiable Net Assets	$1,747,760

Schedule of Ring Energy, Inc property after acquisition

The fair value of Ring’s net assets was more clearly determinable than the fair value of the common shares deemed issued; therefore, the common shares were valued at the fair value of the net assets acquired as follows:

Cash	$10,887,561
Note payable to Ring cancelled	2,003,122
Prepaid expenses	26,942
Property and equipment	187,637
Tax benefit	436,391
Accounts payable	(9,893)
Fair Value of Net Assets	$13,531,760

Schedule of Kansas Property

The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$6,703,508
Deferred tax liability assumed	(1,362,665)
Asset retirement obligation	(96,167)
Total Identifiable Net Assets	$5,244,676

Schedule of Ogden Property

The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$695,575
Asset retirement obligation	(8,074)
Total Identifiable Net Assets	$687,501

Schedule of Sunray Property

The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$2,042,850
Asset retirement obligation	(47,907)
Total Identifiable Net Assets	$1,994,943

Schedule of Business Acquisitions, by Acquisition

The amount of the acquired properties’ revenue and losses included in the Company’s consolidated statements of operations for the year ended December 31, 2012, and the revenue and losses of the combined entity had the acquisition dates been January 1, 2011 are as follows.

	Revenue	Net Loss
Supplemental pro forma for the year ended December 31, 2012	$1,838,470	$(1,772,371)
Supplemental pro forma for the year ended December 31, 2011	$1,433,654	$(116,420)